Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments
Schedule of financial instruments by nature, category and fair value

Disclosure of financial instruments by nature, category and fair value is as follows:

	Thousands of Euros
	31/12/2021
	Carrying amount							Fair Value
	Financial assets		Financial		Financial	Other
	at amortised	Financial assets	assets at FV		liabilities at	financial
	costs	at FVTPL	to OCI	Hedges	amortised costs	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	7	2,031	—	—	—	2,038	7	—	2,031	2,038
Derivatives instruments	—	—	—	5,306	—	—	5,306	—	5,306	—	5,306
Trade receivables	—	—	216,433	—	—	—	216,433	—	216,433	—	216,433
Financial assets measured at fair value	—	7	218,464	5,306	—	—	223,777

Non-current financial assets	358,161	—	—	—	—	—	358,161
Other current financial assets	2,026,469	—	—	—	—	—	2,026,469
Trade and other receivables	270,827	—	—	—	—	—	270,827
Cash and cash equivalents	655,493	—	—	—	—	—	655,493
Financial assets not measured at fair value	3,310,950	—	—	—	—	—	3,310,950

Derivatives instruments	—	(875)	—	—	—		(875)	—	(875)	—	(875)
Financial liabilities measured at fair value	—	(875)	—	—	—	—	(875)

Senior Unsecured & Secured Notes	—	—	—	—	(4,626,919)	—	(4,626,919)	(4,697,328)	—	—	(4,697,328)
Promissory Notes	—	—	—	—	(116,610)	—	(116,610)
Senior secured debt	—	—	—	—	(3,061,078)	—	(3,061,078)	—	(3,262,901)	—	(3,262,901)
Other bank loans	—	—	—	—	(645,975)	—	(645,975)
Lease liabilities	—	—	—	—	(873,724)	—	(873,724)
Other financial liabilities	—	—	—	—	(882,060)	—	(882,060)
Other non-current debts	—	—	—	—	—	(333)	(333)
Trade and other payables	—	—	—	—	(780,826)	—	(780,826)
Other current liabilities	—	—	—	—	—	(219,272)	(219,272)
Financial liabilities not measured at fair value	—	—	—	—	(10,987,192)	(219,605)	(11,206,797)
	3,310,950	(868)	218,464	5,306	(10,987,192)	(219,605)	(7,672,945)

The Group does not provide details of the fair value of certain financial instruments as their carrying amount is very similar to their fair value because of its short term.

	Thousands of Euros
	31/12/2020
	Carrying amount						Fair Value
	Financial assets	Financial	Financial	Financial	Other
	at amortised	assests at	assets at FV	liabilities at	financial
	costs	FV to profit or loss	to OCI	amortised costs	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	1,128	1,880	—	—	3,008	1,128	—	1,880	3,008
Trade receivables	—	—	308,485	—	—	308,485	—	308,485	—	308,485
Financial assets measured at fair value	—	1,128	310,365	—	—	311,493

Non-current financial assets	195,149	—	—	—	—	195,149
Other current financial assets	11,118	—	—	—	—	11,118
Trade and other receivables	147,108	—	—	—	—	147,108
Cash and cash equivalents	579,647	—	—	—	—	579,647
Financial assets not measured at fair value	933,022	—	—	—	—	933,022

Senior Unsecured & Secured Notes	—	—	—	(2,601,479)	—	(2,601,479)	(2,705,437)	—	—	(2,705,437)
Promissory Notes	—	—	—	(111,622)	—	(111,622)
Senior secured debt	—	—	—	(3,110,298)	—	(3,110,298)	—	(3,358,729)	—	(3,358,729)
Other bank loans	—	—	—	(354,501)	—	(354,501)
Lease liabilities	—	—	—	(733,499)	—	(733,499)
Other financial liabilities	—	—	—	(115,313)	—	(115,313)
Other non-current debts	—	—	—	—	(16,391)	(16,391)
Trade and other payables	—	—	—	(742,707)	—	(742,707)
Other current liabilities	—	—	—	—	(153,162)	(153,162)
Financial liabilities not measured at fair value	—	—	—	(7,769,419)	(169,553)	(7,938,972)
	933,022	1,128	310,365	(7,769,419)	(169,553)	(6,694,457)

Schedule of financial derivatives

				Thousands of Euros
		Notional	Notional
		amount at	amount at	Value at	Value at
Financial derivatives	Currency	31/12/2021	31/12/2020	31/12/21	31/12/20	Maturity
Cross currency interest rate swap	US Dollar	500,000,000	—	5,306	—	15/10/2024
Foreign exchange rate forward	Canadian dollar	51,000,000	—	(875)	—	25/01/2022
Total				4,431	—
Total Assets (notes 2 and 11)				5,306	—
Total Liabilities (notes 21 and 30)				(875)	—

Schedule of exposure to credit risk

The carrying amount of financial assets represents the maximum exposure to credit risk. At 31 December 2021 and 2020 the maximum level of exposure to credit risk is as follows:

		Thousands of Euros
Carrying amount	Note	31/12/2021	31/12/2020

Non-current financial assets	12	362,267	198,157
Other current financial assets	12	2,029,707	11,118
Trade receivables	14	432,197	383,233
Other receivables	14	17,224	24,377
Cash and cash equivalents	15	655,493	579,647
		3,496,888	1,196,532

The maximum level of exposure to risk associated with receivables at 31 December 2021 and 2020, by geographical area, is as follows.

	Thousands of Euros
Carrying amount	31/12/2021	31/12/2020

Spain	62,108	62,358
EU countries	40,897	84,962
United States of America	108,685	157,395
Other European countries	25,163	10,525
Other regions	212,568	92,370
	449,421	407,610

Schedule of trade receivables net of the bad debt provision by seniority

A breakdown of the trade and other receivables net of the impairment losses by ageing as of 31 December 2020 is as follows:

	Thousands of Euros
				Total net trade
		Total gross carrying		receivable third
	ECL Rate	amount	Provision	party
Not matured	0.19%	283,612	(515)	283,097
Past due 0-30 days	0.19%	34,282	(54)	34,228
Past due 31-60 days	0.62%	9,157	(57)	9,100
Past due 61-90 days	2.03%	6,155	(125)	6,030
Past due 91-180 days	3.01%	16,546	(211)	16,335
Past due 181-365 days	8.52%	34,768	(325)	34,443
More than one year	100.00%	4,861	(4,861)	—
Customers with objective evidence of impairment		16,837	(16,837)	—
		406,218	(22,985)	383,233

A breakdown of the trade and other receivables net of the impairment losses by seniority at 31 December 2021 is as follows:

	Thousands of Euros
				Total net trade
		Total gross carrying		receivable third
	ECL Rate	amount	Provision	party
Not matured	0.19%	362,599	(445)	362,154
Past due 0-30 days	0.19%	32,623	(51)	32,572
Past due 31-60 days	0.62%	14,144	(79)	14,065
Past due 61-90 days	2.03%	6,556	(133)	6,423
Past due 91-180 days	3.01%	11,000	(311)	10,689
Past due 181-365 days	8.52%	6,543	(249)	6,294
More than one year	100.00%	3,911	(3,911)	—
				—
Customers with objective evidence of impairment		18,830	(18,830)	—
		456,206	(24,009)	432,197

Schedule of movement in the bad debt provision

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019

Opening balance	22,985	22,291	20,531
Net charges for the year	6,471	2,436	4,971
Net cancellations for the year	(6,269)	(124)	(3,142)
Transfers	—	(29)	(19)
Translation differences	822	(1,589)	(50)
Closing balance	24,009	22,985	22,291

Schedule of contractual maturity dates of financial liabilities

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Note	31/12/21	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	21	3,707,053	4,309,621	476,397	78,524	102,070	3,641,777	10,853
Other financial liabilities	21	882,060	1,294,873	41,934	1,300	164,718	448,161	638,760
Bonds and other marketable securities	21	4,743,529	5,663,320	2,215,138	170,572	48,538	3,145,255	83,817
Lease liabilities	21	873,724	873,723	24,640	23,927	47,595	184,032	593,529
Payable to suppliers	22	628,992	628,992	622,091	6,901	—	—	—
Other current liabilities	23	43,562	43,562	42,387	1,175	—	—	—
Financial derivatives		875	875	875	—	—	—	—
Total		10,879,795	12,814,966	3,423,462	282,399	362,921	7,419,225	1,326,959

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Note	31/12/20	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	21	3,464,799	4,176,075	190,659	89,704	134,789	502,605	3,258,318
Other financial liabilities	21	115,313	115,314	103,397	1,645	3,372	5,515	1,385
Bonds and other marketable securities	21	2,713,101	3,119,194	144,756	32,016	64,031	2,091,066	787,325
Lease liabilities	21	733,499	733,499	21,896	20,746	40,961	158,032	491,864
Payable to suppliers	22	601,618	601,618	601,585	33	—	—	—
Other current liabilities	23	31,190	31,190	30,369	821	—	—	—

Total		7,659,520	8,776,890	1,092,662	144,965	243,153	2,757,218	4,538,892

Schedule of Group's exposure to currency risk

The Group’s exposure to currency risk is as follows:

	Thousands of Euros
	31/12/2021
	Euros (*)	Dollars (**)
Trade receivables	2,023	14,800
Receivables from Group companies	141,285	7,101
Loans to Group companies	464,789	21
Cash and cash equivalents	25,766	82
Trade payables	(27,098)	(23,349)
Payables to Group companies	(62,930)	(6,480)
Loans from Group companies	(11,495)	(3)
Bank loans	(372,500)	—
Balance sheet exposure	159,840	(7,828)

(*)   Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

	Thousands of Euros
	31/12/2020
	Euros (*)	Dollars (**)
Trade receivables	1,468	19,938
Receivables from Group companies	112,442	6,140
Loans to Group companies	221,135	55
Cash and cash equivalents	35,034	416
Trade payables	(46,318)	(10,822)
Payables to Group companies	(61,421)	(72,693)
Loans from Group companies	(18,391)	(1,726)
Bank loans	(53,125)	—
Balance sheet exposure	190,824	(58,692)

(*)Balances in Euros in subsidiaries with US Dollars functional currency

(**)Balances in US Dollars in subsidiaries with Euros functional currency

The most significant exchange rates applied at 2021 and 2020 year ends are as follows:

	Closing exchange rate
Euros	31/12/2021	31/12/2020

US Dollars	1.1326	1.2234

Schedule of profile of interest on interest-bearing financial instruments

	Thousands of Euros
	31/12/2021	31/12/2020
Fixed-interest financial instruments
Financial liabilities	(4,878,087)	(2,887,500)
	(4,878,087)	(2,887,500)
Variable-interest financial instruments
Financial liabilities	(3,296,025)	(3,369,451)
	(3,296,025)	(3,369,451)
	(8,174,112)	(6,256,951)